Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone ETF Trust
Entity Central Index Key	0001919700
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000236658 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Select ETF
Class Name	Touchstone Dividend Select ETF
Trading Symbol	DVND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income and capital appreciation by investing primarily in a portfolio of 40-55 equity securities of U.S. large-cap companies that have historically paid dividends.
The Fund's performance was 11.59% for the reporting period.
Equity markets performed well in 2024 amid easing monetary policy and continued economic growth. Despite improving breadth, the market remained narrow as Growth outperformed Value and mega-cap technology names continued their dominance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Dividend Style	Negative	High dividend yielding stocks underperformed during the year.
Sector Allocation to Information Technology and Financials	Negative	The Fund was overweight Information Technology (IT) and underweight Financials compared to the Russell 1000® Value Index which detracted from relative performance.
Security Selection in IT stocks	Positive	The Fund’s positions within the IT sector positively contributed to relative performance.
Portfolio activity was average for the year, adding 8 stocks and removing 4.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	11.59%	11.37%
Russell 3000® Index	23.81%	17.34%
Russell 1000® Value Index	14.37%	10.81%
[1]	The inception date of the Fund was August 2, 2022. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 33,928,932
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 185,458
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$33,928,932
Total number of portfolio holdings	56
Total advisory fees paid	$185,458
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.4%
Financials	13.6%
Health Care	11.3%
Industrials	9.6%
Consumer Discretionary	8.4%
Consumer Staples	7.6%
Communication Services	6.7%
Materials	4.2%
Utilities	3.7%
Energy	3.5%
Real Estate	2.9%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. On October 31, 2024, the Fund’s expense limitation was reduced to 0.49% of average daily net assets.

Material Fund Change Expenses [Text Block]	On October 31, 2024, the Fund’s expense limitation was reduced to 0.49% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383.
Updated Prospectus Phone Number	1.833.368.7383
Updated Prospectus Web Address	touchstoneinvestments.com/ETFs
C000236659 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income ETF
Class Name	Touchstone Strategic Income ETF
Trading Symbol	SIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income ETF	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities.
The Fund's performance was 6.09% for the reporting period.
Financial market volatility was elevated in the face of changing monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates moved higher over the 12 months as investors adjusted their expectations for Federal Reserve policy in response to developing economic data. Credit spreads tightened over the same period and were range bound near their historical tights as investors anticipated a continued expansion for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund was managed with shorter duration than the Bloomberg U.S. Aggregate Bond Index which positively contributed to relative performance as interest rates increased over the year.
High Yield Corporates, Emerging Market Debt, and Non-Credit Sector Allocation	Positive	The Fund had overweight allocations to High Yield Corporates, Emerging Market Debt, and non-credit sectors which positively impacted performance as risk assets performed well over the year.
Investment Grade Corporates, Securitized, and Emerging Market Debt Positions	Positive	The Fund’s positions within Investment Grade Corporates, Securitized, and Emerging Market Debt positively contributed to relative performance.
High Yield Corporate Selection	Negative	The Fund’s positions within High Yield Corporates detracted from relative performance.
Over the past 12 months the Fund reduced its risk budget target. As a result, the Fund reduced allocations to High Yield Corporates and Emerging Market Debt, which are currently toward the lower end of historical ranges, as risk/reward is skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	6.09%	5.76%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.07%
[1]	The inception date of the Fund was July 21, 2022. The returns of the index listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 21, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 174,668,449
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 661,809
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$174,668,449
Total number of portfolio holdings	185
Total advisory fees paid	$661,809
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	42.1%
U.S. Treasury Obligations	32.9%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	6.5%
Non-Agency Collateralized Mortgage Obligations	4.7%
Common Stocks	1.8%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	40.4%
AA/Aa	3.6%
A/A	9.3%
BBB/Baa	33.0%
BB/Ba	9.1%
B/B	3.6%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities ETF to the Touchstone Strategic Income ETF. There were no changes made to the Fund’s investment goal and principal investment strategies. Also effective October 31, 2024, the Fund's expense limitation was reduced to 0.49% of average daily net assets.

Material Fund Change Name [Text Block]	On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities ETF to the Touchstone Strategic Income ETF.
Material Fund Change Expenses [Text Block]	Also effective October 31, 2024, the Fund's expense limitation was reduced to 0.49% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383.
Updated Prospectus Phone Number	1.833.368.7383
Updated Prospectus Web Address	touchstoneinvestments.com/ETFs
C000236660 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Large Cap Focused ETF
Class Name	Touchstone US Large Cap Focused ETF
Trading Symbol	LCF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in 25-45 U.S. companies of capitalizations above $5 billion at time of purchase that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund's subadviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's performance was 20.80% for the reporting period.
The U.S. equity market closed out 2024 with a second consecutive year of substantial gains, with the S&P 500® Index logging a 25.02% return – the first time the S&P 500® Index has had back-to-back 20%+ years since 1998. The macroeconomic focus of the year largely revolved around Federal Reserve policy and market implications of the election cycle.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Real Estate Sector	Positive	Exposure to non-index holding Jones Lang LaSalle Inc. contributed to performance.
Semiconductor & Semiconductor Equipment Industry	Negative	The Fund’s underweight to this industry relative to the S&P 500® Index was the largest detractor. The Fund’s stocks within this industry also underperformed the S&P 500® Index holdings within the industry.
Communication Services Sector	Positive	The largest strategy overweight, allocation to the sector was the highest contributor. Selection within the sector was also a significant contributor.
Information Technology Sector	Negative	The Information Technology sector was the largest detractor among the Fund’s sector exposures. The Fund’s underweight to the sector and its positions within the sector were detractors.
The increase in weight in the Information Technology sector relative to the benchmark was the largest sector related change in the fund during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	20.80%	17.33%
Russell 3000® Index	23.81%	18.10%
Russell 1000® Index	24.51%	18.60%
S&P 500® Index	25.02%	18.75%
[1]	The inception date of the Fund was July 27, 2022. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 39,916,798
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 240,771
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$39,916,798
Total number of portfolio holdings	47
Total advisory fees paid	$240,771
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	29.8%
Communication Services	15.3%
Financials	14.8%
Health Care	12.6%
Consumer Discretionary	7.7%
Industrials	7.7%
Consumer Staples	3.5%
Energy	2.3%
Materials	2.0%
Real Estate	1.3%
Short-Term Investment Fund	3.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. On October 31, 2024, the Fund’s expense limitation was reduced to 0.55% of average daily net assets.

Material Fund Change Expenses [Text Block]	On October 31, 2024, the Fund’s expense limitation was reduced to 0.55% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383.
Updated Prospectus Phone Number	1.833.368.7383
Updated Prospectus Web Address	touchstoneinvestments.com/ETFs
C000236661 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Income ETF
Class Name	Touchstone Ultra Short Income ETF
Trading Symbol	TUSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by investing at least 80% of its assets in fixed-income securities. The Fund invests in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds, collateralized loan obligations and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes. While the Fund may invest in securities of any maturity or duration, it seeks to maintain an effective duration of one year or less under normal market conditions.
The Fund's performance was 6.50% for the reporting period.
During the 2024 calendar year, the ultra short duration sector saw tightening in both spreads and meaningful move in interest rates in the short end. Rates 1 year and in moved 65-120 basis points (bps) lower given the Federal Reserve (Fed) cut rates 100 bps. It was not without volatility to get to this point. The 2-year U.S. Treasury ended the year unchanged with longer rates over the course of the year, 50 bps higher. Spreads on ultra short space tightened significantly over the course of the year given strong demand for fixed income investments.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 60 to 125 bps lower over the period. This was a tailwind for performance in the Fund, particularly fixed rate assets.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the 12-month period ended 12/31/2024. Fund option-adjusted spread compressed from 161 to 126 over the period, with the most significant sector spread tightening in its commercial mortgage backed securities (CMBS) exposure (160 bps tighter), collateralized loan obligations (CLOs) (51 bps tighter), and asset backed securities (ABS) (35 bps tighter).
Carry	Positive	Portfolio yield (carry) was a significant driver of performance over the year ending 12/31/2024. Portfolio yield to worst as of the beginning of the reporting period was 6.68%, which provided a significant level of income as a base for total return performance over the 12 month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors (ABS, CLO, Residential MBS, CMBS) over the year, versus investment grade credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 6.70% for CLOs to 8.24% for CMBS, comparing favorably versus the Fund’s investment grade credit return of 6.24% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Cash Equivalents to start the reporting period which ended on 12/31/2024, as a conservative positioning during a period where redemption activity in the ultra short category had been abnormally high. This emphasis on liquidity created a “cash drag” on assets that could have otherwise been more fully invested in higher-yielding sectors.
Securitized positioning in the Fund was steady at roughly 67%. Cash increased by roughly 3%. Corporates dropped from 26% to 23.9% over the 12-month period. In the securitized space CLO and CMBS went down 1% each with RMBS increasing 1.6% and ABS up less than 1% over the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	6.50%	5.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	0.48%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	4.77%
ICE BofA 1-Year U.S. Treasury Note Index	4.75%	4.01%
[1]	The inception date of the Fund was August 4, 2022. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 04, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 99,960,633
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 142,971
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$99,960,633
Total number of portfolio holdings	145
Total advisory fees paid	$142,971
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	42.9%
Corporate Bonds	23.7%
Commercial Mortgage-Backed Securities	15.9%
Commercial Paper	9.7%
Non-Agency Collateralized Mortgage Obligations	8.4%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	50.3%
AA/Aa	15.7%
A/A	12.5%
BBB/Baa	21.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000241418 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Climate Transition ETF
Class Name	Touchstone Climate Transition ETF
Trading Symbol	HEAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Climate Transition ETF (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Climate Transition ETF	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies that benefit from a transitioning climate environment.
The Fund's performance was 2.48% for the reporting period.
On the equity front, it was a tough year for active managers. Investors, fearful of a recession, continued to focus mostly on a narrower number of companies with continued earnings growth powered by digitalization that are expected to perform well independent of the overall state of the economy. Artificial intelligence (AI), therefore, continued to be a major market driver. In 2024, only 30% of stocks outperformed the MSCI World Index, two standard deviations below the last three-decade average.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology, Industrials, and Utilities Stocks	Negative	The Fund’s positions within the Information Technology, Industrials, and Utilities sectors underperformed.
Materials and Financials Sectors	Negative	The Fund’s overweight to the Materials sector and underweight to the Financials sector detracted from relative performance.
Clean Technology Stocks	Negative	The Fund’s positions within companies engaged in solar power underperformed.
Consumer Discretionary Stocks	Positive	The Fund’s positions within Consumer Discretionary outperformed.
Over the past year, we worked to reduce the Fund's sensitivity to the unwinding trends observed in key clean technology markets targeted by the strategy. Simultaneously, we strategically increased allocations to businesses we identified as essential enablers which are companies providing the products and services necessary for the continued growth of AI capability. From an AI perspective, we focused on key enablers such as Siemens AG, Schneider Electric SE, and semiconductor players, all of which are instrumental in supporting the rollout of power-intensive computing capacity. In the mobility segment, we actively increased our exposure to Tesla Inc. mid-year as well as maintaining our exposure to BYD Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	2.48%	2.00%
MSCI World Index	18.67%	19.20%
[1]	The inception date of the Fund was April 28, 2023. The returns of the index listed above are based on the inception date of the Fund.

Performance Inception Date	Apr. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 11,468,746
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 75,051
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$11,468,746
Total number of portfolio holdings	53
Total advisory fees paid	$75,051
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	30.8%
Information Technology	24.6%
Consumer Discretionary	16.5%
Utilities	12.4%
Materials	8.3%
Health Care	3.8%
Consumer Staples	2.1%
Real Estate	1.1%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	58.8%
United Kingdom	8.8%
China	5.8%
Netherlands	4.2%
Switzerland	3.9%
Taiwan	3.6%
Japan	3.5%
Other Countries	11.0%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%

C000242914 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Securitized Income ETF
Class Name	Touchstone Securitized Income ETF
Trading Symbol	TSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through income and capital appreciation by investing at least 80% of its assets in securitized fixed-income securities.
The Fund's performance was 7.33% for the reporting period.
During the 2024 calendar year, securitized assets saw a strong rally in spreads across all sectors and ratings. Spreads finished the year at close to all time historical tights for several sectors. There were periods of volatility throughout the 12 months both in spreads and interest rates. Interest rate volatility was the most heightened with short term rates rallying (-100 basis points) with Federal Reserve cuts and longer rates moving higher (50 to 60 basis points) over the course of the year.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates moved significantly higher on the long end of the curve. Fund positioning of 2.75 duration and selling of longer 20-year U.S. Treasuries in the third quarter of 2024 added to performance.
Spreads	Positive	Spreads on securitized assets tightened dramatically over the 12 months. Overall option-adjusted spread on the Fund went from 382 to 227 at the end of 2024.
Carry	Positive	Portfolio yield (carry) was a significant driver of performance over the period. Portfolio yield to worst as of the beginning of the reporting period was 8.65%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management saw strong performance from several sectors over the course of the year positively contributing to relative performance with asset backed securities, (ABS), collateralized loan obligations (CLO), and commercial mortgage backed securities (CMBS) among the top contributing sectors within the Fund’s portfolio. Residential mortgage backed securities (RMBS) which is the longest duration sector outperformed the Bloomberg U.S. Aggregate Bond Index as well.
The largest position change in the Fund was the increase in RMBS from 15% to 24% as that sector had the most attractive spreads as well as the area we added duration to. CMBS dropped from 25.9% to 23.7%. CLOs dropped from 23.7% to 19.7%. Also, we exited a 1.9% position in U.S. Treasuries during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	7.33%	8.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	2.94%
[1]	The inception date of the Fund was July 17, 2023. The returns of the index listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 108,806,948
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 264,514
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$108,806,948
Total number of portfolio holdings	112
Total advisory fees paid	$264,514
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	44.6%
Non-Agency Collateralized Mortgage Obligations	23.0%
Commercial Mortgage-Backed Securities	22.9%
Agency Collateralized Mortgage Obligations	0.6%
Corporate Bonds	0.3%
Short-Term Investment Fund	8.0%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	35.2%
AA/Aa	22.3%
A/A	9.7%
BBB/Baa	29.6%
BB/Ba	2.1%
B/B	0.3%
CCC	0.2%
CC	0.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000242915 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic International ETF
Class Name	Touchstone Dynamic International ETF
Trading Symbol	TDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing at least 80% of its assets in equity securities of non-US companies and may invest in companies domiciled in both developed and emerging markets. The sub-adviser employs an adaptive quantitative investment process, the Dynamic Alpha Stock Selection Model®, to build equity portfolios that adapt to market conditions.
The Fund's performance was 6.60% for the reporting period.
Global equities as measured by the MSCI All Country World Ex USA Index advanced 5.53% in 2024. Stocks in aggregate across the developed world in North America, Europe and Asia completed the year in positive territory. Additionally, Emerging Markets also posted positive performance in 2024 buoyed by robust returns within Taiwan led by companies operating in its Technology sector, amid investor enthusiasm for new technological advances.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Quality	Positive	Higher quality companies with organic growth and strong management teams increased performance during the period.
Analyst Insight	Positive	Securities viewed positively by the sell-side analyst community performed positively.
Momentum	Positive	Companies whose performance could be explained by fundamentals, and/or news, performed well.
Balance Sheet Risk	Negative	The Fund’s lower risk exposure detracted from performance as companies with higher Balance Sheet Risk outperformed.
Over the past year, the Fund increased its weight to Financials due to its balanced exposure to favorable earnings and valuation characteristics.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
NAV	6.60%	4.52%	4.54%
MSCI All Country World Ex USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 49,429,430
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 298,666
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,429,430
Total number of portfolio holdings	121
Total advisory fees paid	$298,666
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	30.3%
Information Technology	16.7%
Industrials	14.1%
Consumer Discretionary	11.9%
Health Care	9.7%
Communication Services	7.9%
Materials	6.8%
Consumer Staples	1.4%
Energy	1.3%
Utilities	0.6%
Real Estate	0.6%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(3.0)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	15.3%
Canada	11.4%
China	8.5%
Taiwan	7.6%
Switzerland	6.4%
Italy	6.1%
Singapore	4.9%
Denmark	4.9%
United Kingdom	4.7%
Germany	4.7%
India	3.8%
Norway	3.6%
Other Countries	19.4%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(3.0)%
Total	100.0%